Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (13,790)	$ (23,355)	$ (12,508)
Less: Income (loss) from discontinued operations, net of tax	1,685	22	(43)
Loss from continuing operations	(12,105)	(23,333)	(12,551)
Adjustments to reconcile net loss from continuing operations to net cash provided by operating activities from continuing operations:
Depreciation of property, plant and equipment	4,793	4,338	4,494
Amortization of intangible assets	464	352	259
Amortization of right-of-use assets	1,316	1,353	1,059
Bad debt expense	696	895	87
Impairment of goodwill	1,020
Impairment of other assets		4,962
Change in fair value of derivatives and contingent consideration	222	(1,442)	(25)
Non-cash accretion of interest expense	1	65	129
Share-based compensation	396	522	169
Deferred income taxes	(314)	(581)	(1,286)
Gain on sale of subsidiary	(6,603)
Changes in operating assets and liabilities:
Accounts receivable	3,745	8,852	(1,845)
Other receivables	2,584	11,539	26,658
Prepaid expenses and other current assets	6,365	8,065	8,059
Inventories	596	10,129	1,656
Other assets, noncurrent	(43)	1,143	(1,632)
Accounts payable	3,513	(10,942)	8,950
Lease liabilities	(763)	(695)	(581)
Other payables and liabilities	(4,922)	7,035	(310)
Net cash provided by operating activities from continuing operations	961	22,257	33,290
Net cash (used in) provided by operating activities from discontinued operations	(605)	1,209	36
Net cash provided by operating activities	356	23,466	33,326
Cash flows from investing activities:
Cash proceeds from sale of subsidiary, net of cash disposed	8,286
Acquisition of businesses and assets, net of cash acquired			(37)
Purchases of property, plant, and equipment	(517)	(1,776)	(9,485)
Sales of property, plant, and equipment		7	47
Additions to intangible assets	(451)	(283)	(319)
Net cash provided by (used in) investing activities from continuing operations	7,318	(2,052)	(9,794)
Net cash used in investing activities from discontinued operations	(43)	(9)	(43)
Net cash provided by (used in) investing activities	7,275	(2,061)	(9,837)
Cash flows from financing activities:
Proceeds from exercise of warrants			1
Cash proceeds from transactions with an entity under common control	9,860
Loans from related parties	568	5,640
Borrowings on working capital facilities, net	(7,984)	7,349	(1,803)
Borrowings on lines of credit – Wheat inventories	5,553	50,385	59,604
Repayments on lines of credit – Wheat inventories	(11,628)	(86,349)	(77,781)
Borrowings on loans		862	3,733
Repayments on loans	(3,058)	(8,678)	(5,149)
Net cash used in financing activities from continuing operations	(6,689)	(30,791)	(21,395)
Net cash provided by (used in) financing activities from discontinuing operations	571	(2,397)	213
Net cash used in financing activities	(6,118)	(33,188)	(21,182)
Effect of exchange rate changes on cash and cash equivalents	565	(7)	(3,113)
Net increase (decrease) in cash and cash equivalents	2,078	(11,790)	(806)
Cash and cash equivalents, beginning of year	12,231	24,021	24,827
Cash and cash equivalents, end of year	14,309	12,231	24,021
Non-cash activities:
Extinguishment of related party loan in connection with transactions with an entity under common control	5,726
Debt assumed by purchaser in sale of subsidiary	962
Non-cash acquisition of non-controlling interest			1,482
Shares repurchased and retired			30
Supplemental cash flow disclosures:
Interest paid	13,236	13,079	15,750
Net income taxes paid	$ 1,102	$ 2,232	$ 1,987